Related Party Transactions (Narrative Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Related Party Transactions [Abstract]
Net sales to affiliates	$ 0.8	$ 0.8	$ 2.4	$ 9.1
Accounts payable, affiliate		0.0	9.4
Accounts Payable Settled with Affiliate			62.4
Accounts receivable, affiliate		$ 0.0	4.3		$ 26.3
Due from Affiliate, Noncurrent			3.8		$ 3.8
Notes Receivable Settled with Affiliate			15.0
Non Cash Settlements with Affiliate			$ 12.0